Fair value of financial instruments - Financial assets & liabilities at fair value (Details) - EUR (€) € in Millions	Sep. 30, 2021	Mar. 31, 2021
Fair value of financial instruments
Financial assets at fair value	€ 14,745	€ 12,303
Financial liabilities at fair value	3,016	4,010
Level 1
Fair value of financial instruments
Quoted debt and equity securities	2,274	2,210
Derivative financial instruments
Fair value of financial instruments
Financial liabilities at fair value	3,016	4,010
Money Market funds
Fair value of financial instruments
Financial assets at fair value	4,307	3,116
Debt and equity securities
Fair value of financial instruments
Financial assets at fair value	5,388	5,292
Derivative financial instruments
Fair value of financial instruments
Financial assets at fair value	3,666	3,151
Trade receivables at fair value through Other comprehensive income
Fair value of financial instruments
Financial assets at fair value	1,384	744
Amortised cost | Non-current bonds
Fair value of financial instruments
Financial liabilities at carrying value	46,162	44,634
Financial liabilities at fair value	€ 50,777	€ 48,630